Going Concern (Details) - Aria Energy LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Maturity date	May 27, 2022	Oct. 07, 2020
Principal amount		$ 102,831
Unpaid interest		$ 16,008